Financial Risks - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	€ 13,004	€ 18,530
Gross settled cash outflows	(12,748)	(18,146)
Net settled cash inflows	8,930	15,843
Net settled cash outflows	(13,813)	(24,068)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	9,757	15,315
Gross settled cash outflows	(9,710)	(15,250)
Net settled cash inflows	282	1,552
Net settled cash outflows	(560)	(1,937)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	170	156
Gross settled cash outflows	(121)	(104)
Net settled cash inflows	253	1,295
Net settled cash outflows	(224)	(1,285)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	171	146
Gross settled cash outflows	(134)	(103)
Net settled cash inflows	260	1,060
Net settled cash outflows	(244)	(1,037)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	202	155
Gross settled cash outflows	(191)	(123)
Net settled cash inflows	286	964
Net settled cash outflows	(266)	(962)
Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	145	188
Gross settled cash outflows	(134)	(180)
Net settled cash inflows	341	933
Net settled cash outflows	(271)	(934)
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	2,560	2,570
Gross settled cash outflows	(2,458)	(2,385)
Net settled cash inflows	7,509	10,039
Net settled cash outflows	€ (12,248)	€ (17,914)